CASH AND CASH EQUIVALENTS	9 Months Ended
Dec. 31, 2023
Deep Medicine Acquisition Corp [Member]
CASH AND CASH EQUIVALENTS

Note 4 - Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value. The Company had cash of $177,876 and $595,536 on its balance sheet as of December 31, 2023 and March 31, 2023, respectively. The Company had no cash equivalent as of December 31, 2023 and March 31, 2023.

TRUGOLF HOLDINGS, INC.

F/K/A DEEP MEDICINE ACQUISITION CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)